Non-operating income - Schedule of Other Income (Expense) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Gains (losses) on change in fair value of derivatives	$ (4,660)	$ (6,943)	$ 25,650	$ 16,279
Convertible loans, derivatives, transaction costs	0	0	0	(148)
Loss on extinguishment	(42,114)	0	(42,114)	0
Warrant Obligations, Transaction Costs	(245)	0	(245)	0
Share of results with joint venture	(2,130)	(2,210)	(6,549)	(3,906)
Foreign exchange gain (loss)	(56)	(7)	248	145
Tax Effect Of Research And Development Tax Credits	122	(203)	244	190
Non-operating income (expense)	(37,122)	(9,363)	(10,805)	12,560
Facility Agreement with Deerfield Partners, L.P.
Disclosure of attribution of expenses by nature to their function [line items]
Loss on extinguishment			(42,100)
Deerfield warrant obligation, change in fair value income	9,418	0	9,418	0
Senior Secured Term Loan Facility
Disclosure of attribution of expenses by nature to their function [line items]
Deerfield warrant obligation, change in fair value income	$ 2,543	$ 0	$ 2,543	$ 0